Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning of Period		$ 15,599	$ 11,492
Acquisitions	$ 205	139	4,208
Dispositions			(43)
Foreign currency translation and other adjustments	(3)	(71)	(58)
Allocation in the fourth quarter of 2015	0
Goodwill, End of Period	15,869		15,599
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Goodwill [Roll Forward]
Goodwill, Beginning of Period		15,599	11,492
Acquisitions	201	139	4,208
Dispositions			(43)
Foreign currency translation and other adjustments	4	(71)	(58)
Allocation in the fourth quarter of 2015	(416)
Goodwill, End of Period	15,456		15,599
Other Bets
Goodwill [Roll Forward]
Goodwill, Beginning of Period		0	0
Acquisitions	4	0	0
Dispositions			0
Foreign currency translation and other adjustments	(7)	$ 0	0
Allocation in the fourth quarter of 2015	416
Goodwill, End of Period	$ 413		$ 0